STRATIFIED LARGECAP HEDGED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Common Stocks — 99.1%	Shares	Fair Value
Communications — 7.3%
Airbnb, Inc., Class A(a)	196	$ 23,414
Alphabet, Inc., Class C	358	55,930
Alphabet, Inc., Class A	363	56,134
AT&T, Inc.	3,389	95,841
Booking Holdings, Inc.	5	23,035
Charter Communications, Inc., Class A(a)	384	141,515
Comcast Corporation, Class A	3,813	140,700
DoorDash, Inc., Class A(a)	131	23,943
Electronic Arts, Inc.	974	140,762
Expedia Group, Inc.	148	24,879
Fox Corporation, Class B	465	24,510
Fox Corporation, Class A	431	24,395
GoDaddy, Inc., Class A(a)	409	73,677
Interpublic Group of Companies, Inc. (The)	3,408	92,561
Match Group, Inc.	3,882	121,119
Meta Platforms, Inc., Class A	198	114,119
Netflix, Inc.(a)	65	60,614
News Corporation, Class A	835	22,729
News Corporation, Class B	727	22,079
Omnicom Group, Inc.	1,114	92,362
Paramount Global, Class B	3,853	46,082
Take-Two Interactive Software, Inc.(a)	660	136,785
T-Mobile US, Inc.	352	93,882
Uber Technologies, Inc.(a)	336	24,481
VeriSign, Inc.(a)	302	76,669
Verizon Communications, Inc.	2,067	93,759
Walt Disney Company (The)	457	45,106
Warner Bros Discovery, Inc.(a)	4,420	47,427
		1,938,509
Consumer Discretionary — 13.4%
Amazon.com, Inc.(a)	303	57,649
Aptiv Holdings Ltd.(a)	1,603	95,379
AutoZone, Inc.(a)	11	41,941
Axon Enterprise, Inc.(a)	40	21,038
Best Buy Company, Inc.	945	69,561
Builders FirstSource, Inc.(a)	321	40,106
Caesars Entertainment, Inc.(a)	642	16,050
CarMax, Inc.(a)	580	45,194
Carnival Corporation(a)	1,130	22,069
Chipotle Mexican Grill, Inc.(a)	2,701	135,617
Copart, Inc.(a)	1,141	64,570
Darden Restaurants, Inc.	726	150,833
Deckers Outdoor Corporation(a)	683	76,366
Domino's Pizza, Inc.	317	145,645
DR Horton, Inc.	533	67,760
eBay, Inc.	920	62,311
Ford Motor Company	10,414	104,452
General Motors Company	2,096	98,575
Genuine Parts Company	332	39,554
Hasbro, Inc.	1,146	70,468
Hilton Worldwide Holdings, Inc.	131	29,809
Home Depot, Inc. (The)	128	46,911
Las Vegas Sands Corporation	417	16,109
Lennar Corporation, Class A	572	65,654
Live Nation Entertainment, Inc.(a)	189	24,680
LKQ Corporation	973	41,391
Lowe's Companies, Inc.	201	46,879
Lululemon Athletica, Inc.(a)	261	73,879
Common Stocks — 99.1% (continued)	Shares	Fair Value
Consumer Discretionary — 13.4% (continued)
Marriott International, Inc., Class A	124	$ 29,537
Masco Corporation	576	40,055
McDonald's Corporation	451	140,878
MGM Resorts International(a)	567	16,806
Mohawk Industries, Inc.(a)	355	40,534
NIKE, Inc., Class B	1,131	71,796
Norwegian Cruise Line Holdings Ltd.(a)	1,173	22,240
NVR, Inc.(a)	9	65,200
O'Reilly Automotive, Inc.(a)	31	44,410
Pool Corporation	103	32,790
PulteGroup, Inc.	656	67,437
Ralph Lauren Corporation	368	81,232
Ross Stores, Inc.	1,632	208,553
Royal Caribbean Cruises Ltd.	106	21,777
Starbucks Corporation	1,377	135,070
Tapestry, Inc.	1,151	81,042
Tesla, Inc.(a)	405	104,960
TJX Companies, Inc. (The)	1,789	217,900
TKO Group Holdings, Inc.	323	49,358
Tractor Supply Company	652	35,925
Ulta Beauty, Inc.(a)	189	69,276
Williams-Sonoma, Inc.	269	42,529
Wynn Resorts Ltd.	200	16,700
Yum! Brands, Inc.	871	137,061
		3,543,516
Consumer Staples — 13.8%
Altria Group, Inc.	1,720	103,234
Archer-Daniels-Midland Company	2,148	103,125
Brown-Forman Corporation, Class B	1,942	65,911
Bunge Global S.A.	1,372	104,848
Campbell Soup Co.	1,507	60,159
Church & Dwight Company, Inc.	1,061	116,805
Clorox Company (The)	787	115,886
Coca-Cola Company (The)	977	69,973
Colgate-Palmolive Company	1,299	121,717
Conagra Brands, Inc.	2,257	60,194
Constellation Brands, Inc., Class A	373	68,453
Costco Wholesale Corporation	224	211,854
Dollar General Corporation	570	50,120
Dollar Tree, Inc.(a)	698	52,399
Estee Lauder Companies, Inc. (The), Class A	1,741	114,906
General Mills, Inc.	972	58,116
Hershey Company (The)	298	50,967
Hormel Foods Corporation	3,430	106,124
J M Smucker Company (The)	519	61,455
Kellanova	616	50,814
Kenvue, Inc.	5,077	121,747
Keurig Dr Pepper, Inc.	2,011	68,816
Kimberly-Clark Corporation	829	117,900
Kraft Heinz Company (The)	1,914	58,243
Kroger Company (The)	3,113	210,719
Lamb Weston Holdings, Inc.	1,136	60,549
McCormick & Company, Inc.	721	59,346
Molson Coors Beverage Company, Class B	1,133	68,966
Mondelez International, Inc., Class A	788	53,466
Monster Beverage Corporation(a)	1,226	71,746
PepsiCo, Inc.	336	50,380
Philip Morris International, Inc.	667	105,873

STRATIFIED LARGECAP HEDGED ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Common Stocks — 99.1% (continued)	Shares	Fair Value
Consumer Staples — 13.8% (continued)
Procter & Gamble Company (The)	689	$ 117,419
Sysco Corporation	2,766	207,561
Target Corporation	430	44,875
Tyson Foods, Inc., Class A	1,692	107,966
Walgreens Boots Alliance, Inc.	16,041	179,178
Walmart, Inc.	2,374	208,413
		3,660,223
Energy — 6.8%
APA Corporation	984	20,684
Baker Hughes Company	2,103	92,427
Chevron Corporation	1,291	215,972
ConocoPhillips	200	21,004
Coterra Energy, Inc.	1,222	35,316
Devon Energy Corporation	978	36,577
Diamondback Energy, Inc.	124	19,825
Enphase Energy, Inc.(a)	1,162	72,102
EOG Resources, Inc.	160	20,518
EQT Corporation	666	35,584
Expand Energy Corporation	329	36,624
Exxon Mobil Corporation	1,811	215,383
First Solar, Inc.(a)	382	48,296
Halliburton Company	3,593	91,154
Hess Corporation	130	20,765
Kinder Morgan, Inc.	2,493	71,125
Marathon Petroleum Corporation	957	139,425
Occidental Petroleum Corporation	424	20,929
ONEOK, Inc.	701	69,553
Phillips 66	1,066	131,630
Schlumberger N.V.	2,192	91,626
Targa Resources Corporation	355	71,167
Valero Energy Corporation	1,046	138,145
Williams Companies, Inc. (The)	1,180	70,517
		1,786,348
Financials — 9.7%
Aflac, Inc.	504	56,040
Allstate Corporation (The)	260	53,838
American Express Company	45	12,107
American International Group, Inc.	650	56,511
Ameriprise Financial, Inc.	41	19,849
Aon PLC, Class A	25	9,977
Apollo Global Management, Inc.	149	20,404
Arch Capital Group Ltd.	417	40,107
Arthur J Gallagher & Company	31	10,702
Assurant, Inc.	260	54,535
Bank of America Corporation	826	34,469
Bank of New York Mellon Corporation (The)	367	30,780
Berkshire Hathaway, Inc., Class B(a)	263	140,069
Blackrock, Inc.	22	20,823
Blackstone, Inc.	142	19,849
Brown & Brown, Inc.	85	10,574
Capital One Financial Corporation	1,048	187,907
Cboe Global Markets, Inc.	56	12,672
Charles Schwab Corporation (The)	876	68,572
Chubb Ltd.	131	39,561
Cincinnati Financial Corporation	265	39,146
Citigroup, Inc.	498	35,353
Citizens Financial Group, Inc.	369	15,118
CME Group, Inc.	46	12,203
Common Stocks — 99.1% (continued)	Shares	Fair Value
Financials — 9.7% (continued)
Discover Financial Services	1,097	$ 187,258
Erie Indemnity Company, Class A	128	53,638
Everest Re Group Ltd.	108	39,240
Fifth Third Bancorp	389	15,249
Franklin Resources, Inc.	1,025	19,731
Globe Life, Inc.	431	56,771
Goldman Sachs Group, Inc. (The)	125	68,286
Hartford Financial Services Group, Inc. (The)	325	40,212
Huntington Bancshares, Inc.	1,018	15,280
Intercontinental Exchange, Inc.	70	12,075
Invesco Ltd.	1,310	19,873
JPMorgan Chase & Company	147	36,058
KeyCorporation	957	15,302
KKR & Company, Inc.	177	20,463
Loews Corporation	1,563	143,656
M&T Bank Corporation	85	15,194
Marsh & McLennan Companies, Inc.	43	10,493
MetLife, Inc.	683	54,838
Morgan Stanley	586	68,370
Nasdaq, Inc.	157	11,910
Northern Trust Corp.	200	19,730
PNC Financial Services Group, Inc. (The)	87	15,292
Principal Financial Group, Inc.	653	55,094
Progressive Corporation (The)	191	54,055
Prudential Financial, Inc.	498	55,617
Raymond James Financial, Inc.	474	65,843
Regions Financial Corporation	701	15,233
State Street Corporation	346	30,977
Synchrony Financial	3,377	178,778
T Rowe Price Group, Inc.	215	19,752
Travelers Companies, Inc. (The)	148	39,140
Truist Financial Corporation	370	15,226
US Bancorp	357	15,073
W R Berkley Corporation	611	43,479
Wells Fargo & Company	477	34,244
Willis Towers Watson PLC	31	10,476
		2,573,072
Health Care — 11.4%
Abbott Laboratories	133	17,642
AbbVie, Inc.	340	71,237
Agilent Technologies, Inc.	319	37,317
Align Technology, Inc.(a)	163	25,894
Amgen, Inc.	230	71,657
Baxter International, Inc.	467	15,985
Becton Dickinson and Company	75	17,180
Biogen, Inc.(a)	517	70,746
Bio-Techne Corporation	621	36,409
Boston Scientific Corporation(a)	174	17,553
Bristol-Myers Squibb Company	1,221	74,469
Cardinal Health, Inc.	422	58,139
Cencora, Inc.	209	58,121
Centene Corporation(a)	1,238	75,159
Charles River Laboratories International, Inc.(a)	226	34,018
Cigna Group (The)	173	56,917
Cooper Companies, Inc. (The)(a)	333	28,089
CVS Health Corporation	2,743	185,839
Danaher Corporation	128	26,240
DaVita, Inc.(a)	206	31,512

STRATIFIED LARGECAP HEDGED ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Common Stocks — 99.1% (continued)	Shares	Fair Value
Health Care — 11.4% (continued)
DexCom, Inc.(a)	382	$ 26,087
Edwards Lifesciences Corporation(a)	241	17,468
Elevance Health, Inc.	171	74,378
Eli Lilly & Company	89	73,506
GE HealthCare Technologies, Inc.	330	26,634
Gilead Sciences, Inc.	647	72,496
HCA Healthcare, Inc.	282	97,445
Henry Schein, Inc.(a)	766	52,463
Hologic, Inc.(a)	445	27,488
Humana, Inc.	285	75,411
IDEXX Laboratories, Inc.(a)	65	27,297
Incyte Corporation(a)	1,062	64,304
Insulet Corporation(a)	105	27,574
Intuitive Surgical, Inc.(a)	70	34,669
IQVIA Holdings, Inc.(a)	203	35,789
Johnson & Johnson	443	73,467
Labcorp Holdings, Inc.	188	43,755
McKesson Corporation	83	55,858
Medtronic PLC	181	16,265
Merck & Company, Inc.	762	68,397
Mettler-Toledo International, Inc.(a)	31	36,608
Moderna, Inc.(a)	2,081	58,996
Molina Healthcare, Inc.(a)	234	77,077
Pfizer, Inc.	2,802	71,003
Quest Diagnostics, Inc.	265	44,838
Regeneron Pharmaceuticals, Inc.	108	68,497
ResMed, Inc.	118	26,414
Revvity, Inc.	244	25,815
Solventum Corporation(a)	228	17,337
STERIS plc	149	33,771
Stryker Corporation	91	33,875
Thermo Fisher Scientific, Inc.	74	36,822
UnitedHealth Group, Inc.	147	76,991
Universal Health Services, Inc., Class B	537	100,902
Vertex Pharmaceuticals, Inc.(a)	143	69,329
Viatris, Inc.	7,918	68,966
Waters Corporation(a)	102	37,594
West Pharmaceutical Services, Inc.	73	16,343
Zimmer Biomet Holdings, Inc.	307	34,746
Zoetis, Inc.	447	73,599
		3,010,397
Industrials — 9.7%
3M Company	299	43,911
A O Smith Corporation	606	39,608
Allegion plc	153	19,960
AMETEK, Inc.	188	32,362
Amphenol Corporation, Class A	804	52,734
Boeing Company (The)(a)	278	47,412
Carrier Global Corporation	290	18,386
Caterpillar, Inc.	99	32,650
CH Robinson Worldwide, Inc.	229	23,450
Cintas Corporation	263	54,054
CSX Corporation	750	22,073
Cummins, Inc.	63	19,747
Deere & Company	71	33,324
Delta Air Lines, Inc.	1,445	63,001
Dover Corporation	249	43,744
Eaton Corporation PLC	230	62,521
Common Stocks — 99.1% (continued)	Shares	Fair Value
Industrials — 9.7% (continued)
Emerson Electric Company	68	$ 7,456
Expeditors International of Washington, Inc.	199	23,930
Fastenal Company	451	34,975
FedEx Corporation	93	22,672
Fortive Corporation	115	8,416
GE Vernova, LLC	142	43,350
Generac Holdings, Inc.(a)	155	19,631
General Dynamics Corporation	172	46,884
General Electric Company	228	45,634
Honeywell International, Inc.	215	45,526
Howmet Aerospace, Inc.	160	20,757
Hubbell, Inc.	198	65,521
Huntington Ingalls Industries, Inc.	115	23,465
IDEX Corporation	278	50,310
Illinois Tool Works, Inc.	177	43,898
Ingersoll Rand, Inc.	619	49,539
Jacobs Solutions, Inc.	830	100,339
JB Hunt Transport Services, Inc.	151	22,340
Johnson Controls International plc	257	20,588
Keysight Technologies, Inc.(a)	355	53,168
L3Harris Technologies, Inc.	106	22,187
Lennox International, Inc.	71	39,819
Lockheed Martin Corporation	48	21,442
Nordson Corporation	39	7,867
Norfolk Southern Corporation	96	22,738
Northrop Grumman Corporation	46	23,552
Old Dominion Freight Line, Inc.	139	22,998
Otis Worldwide Corporation	201	20,743
PACCAR, Inc.	340	33,106
Parker-Hannifin Corporation	32	19,451
Pentair PLC	589	51,526
Quanta Services, Inc.	389	98,876
Republic Services, Inc.	218	52,791
Rockwell Automation, Inc.	30	7,751
Rollins, Inc.	986	53,274
RTX Corporation	173	22,916
Snap-on, Inc.	204	68,750
Southwest Airlines Company	2,143	71,961
Stanley Black & Decker, Inc.	834	64,118
TE Connectivity plc	347	49,038
Teledyne Technologies, Inc.(a)	18	8,959
Textron, Inc.	615	44,434
Trane Technologies PLC	58	19,541
TransDigm Group, Inc.	15	20,749
Trimble, Inc.(a)	120	7,878
Union Pacific Corporation	95	22,443
United Airlines Holdings, Inc.(a)	917	63,318
United Parcel Service, Inc., Class B	193	21,228
United Rentals, Inc.	54	33,842
Veralto Corporation	85	8,283
Waste Management, Inc.	225	52,090
Westinghouse Air Brake Technologies Corporation	189	34,275
WW Grainger, Inc.	35	34,574
Xylem, Inc.	413	49,337
		2,553,191
Materials — 2.9%
Air Products and Chemicals, Inc.	43	12,682

STRATIFIED LARGECAP HEDGED ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Common Stocks — 99.1% (continued)	Shares	Fair Value
Materials — 2.9% (continued)
Albemarle Corporation	171	$ 12,315
Amcor PLC	3,454	33,504
Avery Dennison Corporation	90	16,017
Ball Corporation	651	33,897
CF Industries Holdings, Inc.	392	30,635
Corteva, Inc.	502	31,590
Dow, Inc.	609	21,266
DuPont de Nemours, Inc.	166	12,397
Eastman Chemical Company	137	12,071
Ecolab, Inc.	54	13,690
Freeport-McMoRan, Inc.	1,739	65,839
International Flavors & Fragrances, Inc.	154	11,952
International Paper Company	318	16,965
Linde plc	28	13,038
LyondellBasell Industries N.V., Class A	304	21,402
Martin Marietta Materials, Inc.	94	44,944
Mosaic Company (The)	1,159	31,305
Newmont Corporation	1,461	70,537
Nucor Corporation	511	61,494
Packaging Corporation of America	86	17,030
PPG Industries, Inc.	198	21,651
Sherwin-Williams Company (The)	66	23,047
Smurfit WestRock plc	381	17,168
Steel Dynamics, Inc.	531	66,417
Vulcan Materials Company	195	45,494
		758,347
Real Estate — 3.3%
Alexandria Real Estate Equities, Inc. - REIT	307	28,401
American Tower Corporation, Class A - REIT	85	18,496
AvalonBay Communities, Inc. - REIT	143	30,691
BXP, Inc. - REIT	458	30,773
Camden Property Trust - REIT	262	32,043
CBRE Group, Inc., Class A(a)	76	9,939
Crown Castle, Inc. - REIT	175	18,240
Digital Realty Trust, Inc. - REIT	485	69,496
Equinix, Inc. - REIT	86	70,120
Equity Residential - REIT	429	30,708
Essex Property Trust, Inc. - REIT	105	32,190
Extra Space Storage, Inc. - REIT	207	30,737
Federal Realty Investment Trust - REIT	187	18,292
Healthpeak Properties, Inc. - REIT	1,515	30,633
Host Hotels & Resorts, Inc. - REIT	2,014	28,619
Invitation Homes, Inc. - REIT	897	31,260
Iron Mountain, Inc. - REIT	208	17,896
Kimco Realty Corporation - REIT	875	18,585
Mid-America Apartment Communities, Inc. - REIT	184	30,835
Prologis, Inc. - REIT	170	19,004
Public Storage - REIT	99	29,630
Realty Income Corporation - REIT	318	18,447
Regency Centers Corporation - REIT	250	18,440
SBA Communications Corporation, Class A - REIT	83	18,261
Simon Property Group, Inc. - REIT	112	18,601
Texas Pacific Land Corporation	15	19,875
UDR, Inc. - REIT	708	31,980
Ventas, Inc. - REIT	449	30,873
VICI Properties, Inc. - REIT	559	18,235
Welltower, Inc. - REIT	203	31,102
Common Stocks — 99.1% (continued)	Shares	Fair Value
Real Estate — 3.3% (continued)
Weyerhaeuser Company - REIT	1,528	$ 44,740
		877,142
Technology — 14.6%
Accenture PLC, Class A	113	35,261
Adobe, Inc.(a)	114	43,722
Advanced Micro Devices, Inc.(a)	357	36,678
Akamai Technologies, Inc.(a)	893	71,887
Analog Devices, Inc.	290	58,484
ANSYS, Inc.(a)	138	43,685
Apple, Inc.	633	140,608
Applied Materials, Inc.	289	41,940
Arista Networks, Inc.(a)	647	50,130
Autodesk, Inc.(a)	177	46,339
Automatic Data Processing, Inc.	206	62,939
Broadcom, Inc.	461	77,186
Broadridge Financial Solutions, Inc.	135	32,732
Cadence Design Systems, Inc.(a)	364	92,575
CDW Corporation	201	32,212
Cisco Systems, Inc.	893	55,107
Cognizant Technology Solutions Corporation, Class A	455	34,808
Corning, Inc.	1,103	50,495
Corpay, Inc.(a)	36	12,554
CoStar Group, Inc.(a)	143	11,330
Crowdstrike Holdings, Inc., Class A(a)	128	45,130
Dayforce, Inc.(a)	813	47,422
Dell Technologies, Inc., Class C	471	42,932
EPAM Systems, Inc.(a)	197	33,261
Equifax, Inc.	44	10,717
F5, Inc.(a)	206	54,852
FactSet Research Systems, Inc.	24	10,911
Fair Isaac Corporation(a)	6	11,065
Fidelity National Information Services, Inc.	212	15,832
Fiserv, Inc.(a)	70	15,458
Fortinet, Inc.(a)	468	45,050
Garmin Ltd.	421	91,412
Gartner, Inc.(a)	79	33,159
Gen Digital, Inc.	1,666	44,216
Global Payments, Inc.	127	12,436
Hewlett Packard Enterprise Company	2,883	44,485
HP, Inc.	3,170	87,777
Intel Corporation	1,498	34,020
International Business Machines Corporation	363	90,263
Intuit, Inc.	75	46,049
Jabil, Inc.	663	90,214
Jack Henry & Associates, Inc.	87	15,886
Juniper Networks, Inc.	1,521	55,045
KLA Corporation	63	42,827
Lam Research Corporation	572	41,584
Leidos Holdings, Inc.	268	36,164
MarketAxess Holdings, Inc.	54	11,683
Mastercard, Inc., Class A	24	13,155
Microchip Technology, Inc.	673	32,580
Micron Technology, Inc.	357	31,020
Microsoft Corporation	232	87,090
Monolithic Power Systems, Inc.	99	57,418
Moody's Corporation	24	11,177
Motorola Solutions, Inc.	323	141,412

STRATIFIED LARGECAP HEDGED ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Common Stocks — 99.1% (continued)	Shares	Fair Value
Technology — 14.6% (continued)
MSCI, Inc.	19	$ 10,745
NetApp, Inc.	490	43,042
NVIDIA Corporation	296	32,080
NXP Semiconductors N.V.	290	55,117
ON Semiconductor Corporation(a)	1,390	56,559
Oracle Corporation	603	84,305
Palantir Technologies, Inc., Class A(a)	696	58,742
Palo Alto Networks, Inc.(a)	247	42,148
Paychex, Inc.	413	63,717
Paycom Software, Inc.	217	47,410
PayPal Holdings, Inc.(a)	218	14,225
PTC, Inc.(a)	289	44,781
QUALCOMM, Inc.	575	88,327
Roper Technologies, Inc.	16	9,433
S&P Global, Inc.	23	11,686
Salesforce, Inc.	322	86,412
Seagate Technology Holdings PLC	512	43,494
ServiceNow, Inc.(a)	71	56,526
Skyworks Solutions, Inc.	865	55,905
Super Micro Computer, Inc.(a)	1,068	36,568
Synopsys, Inc.(a)	202	86,628
Teradyne, Inc.	519	42,869
Texas Instruments, Inc.	340	61,098
Tyler Technologies, Inc.(a)	107	62,209
Verisk Analytics, Inc.	41	12,202
Visa, Inc., Class A	36	12,617
Western Digital Corporation(a)	1,011	40,875
Workday, Inc., Class A(a)	184	42,970
Zebra Technologies Corporation, Class A(a)	121	34,190
		3,851,254
Utilities — 6.2%
AES Corporation (The)	6,585	81,785
Alliant Energy Corporation	330	21,236
Ameren Corporation	210	21,084
American Electric Power Company, Inc.	640	69,933
American Water Works Company, Inc.	624	92,052
Atmos Energy Corporation	601	92,903
CenterPoint Energy, Inc.	1,904	68,982
CMS Energy Corporation	286	21,481
Consolidated Edison, Inc.	635	70,225
Constellation Energy Corporation	375	75,611
Dominion Energy, Inc.	1,235	69,246
DTE Energy Company	499	68,997
Duke Energy Corporation	173	21,101
Edison International	1,185	69,820
Entergy Corporation	795	67,965
Evergy, Inc.	308	21,237
Eversource Energy	339	21,055
Exelon Corporation	1,834	84,510
FirstEnergy Corporation	1,696	68,552
NextEra Energy, Inc.	918	65,077
NiSource, Inc.	2,281	91,445
NRG Energy, Inc.	850	81,141
PG&E Corporation	1,239	21,286
Pinnacle West Capital Corporation	222	21,146
PPL Corporation	596	21,522
Public Service Enterprise Group, Inc.	829	68,227
Sempra Energy	296	21,123
Common Stocks — 99.1% (continued)		Shares	Fair Value
Utilities — 6.2% (continued)
Southern Company (The)		230	$ 21,149
Vistra Corporation		651	76,453
WEC Energy Group, Inc.		195	21,251
Xcel Energy, Inc.		298	21,095
			1,638,690
Total Common Stocks
(Cost $26,805,035)			26,190,689

Purchased Options – 0.9%	Notional	Contracts (b)
Put Options – 0.9%
S&P 500 Index(a), Expiration:
June 23, 2025, Strike Price: $5,090	$25,253,325	45	254,250
Total Purchased Options (Cost $219,443)			254,250

Total Investments — 100.0%
(Cost $27,024,478)			26,444,939

Written Options – (0.3)%	Notional	Contracts (b)
Put Options – (0.3)%
S&P 500 Index(a), Expiration:
June 23, 2025, Strike Price: $4,525	$(25,253,325)	45	(85,725)
Total Written Options (Premiums received $78,776)			(85,725)

Other Assets in Excess of Liabilities — 0.3%			81,850

Total Net Assets — 100.0%			$ 26,441,064

LLC	- Limited Liability Company
LTD.	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
(a)	Non-income producing security.
(b)	100 shares per contract.